Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2020 and September 30, 2019. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Voyage charter revenues
Suezmax	51,134	87,963	302,839	276,972
Aframax	38,847	52,845	170,680	167,981
LR2	17,007	24,759	93,666	86,711
Full service lightering	18,831	12,607	84,038	60,082
Total	125,819	178,174	651,223	591,746

Time-charter revenues
Suezmax	35,133	1,909	81,700	4,978
Aframax	4,725	—	6,883	1,837
LR2	2,322	—	4,150	—
Total	42,180	1,909	92,733	6,815

Other revenues
Ship-to-ship support services	777	4,649	8,619	17,810
Commercial management	1,464	1,893	5,665	6,219
LNG terminal management, consultancy, procurement and other	—	819	392	10,022
Total	2,241	7,361	14,676	34,051

Total revenues	170,240	187,444	758,632	632,612